Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance costs
Total Finance costs	€ (4,777)	€ (2,818)	€ (998)
Finance income
Other interest income	5	358
Total Finance income	5	358	0
Finance income (costs), net	(4,772)	(2,460)	(998)
Revolving credit facility
Finance costs
Interest expenses	1,861	401	386
Leases
Finance costs
Interest expenses	€ 2,916	€ 2,417	€ 612